SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates and Assumptions

Use of Estimates and Assumptions

Preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosed in the accompanying notes. Actual results may differ from those estimates and such differences may be material to the consolidated financial statements. The more significant estimates and assumptions by management include, but are not limited to, the expense recognition for certain research and development services, the valuation allowance of deferred tax assets resulting from net operating losses, warrants, options to purchase the Company’s common stock, and the notes payable.

Use of Estimates and Assumptions

Preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosed in the accompanying notes. Actual results may differ from those estimates and such differences may be material to the consolidated financial statements. The more significant estimates and assumptions by management include, but are not limited to, the expense recognition for certain research and development services, the valuation allowance of deferred tax assets resulting from net operating losses, the estimated fair values of common stock, warrants and options to purchase the Company’s common stock, and convertible notes payable.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated balance sheets and consolidated statements of cash flows, the Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

Cash and Cash Equivalents

For purposes of the consolidated balance sheets and consolidated statements of cash flows, the Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

Concentrations of credit risk and off-balance sheet risk

Concentrations of credit risk and off-balance sheet risk

Cash and cash equivalents are financial instruments that are potentially subject to concentrations of credit risk. The Company’s cash and cash equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. The Company has no financial instruments with off-balance sheet risk of loss.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Cash and cash equivalents are financial instruments that are potentially subject to concentrations of credit risk. The Company’s cash and cash equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. The Company has no financial instruments with off-balance sheet risk of loss.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

Property and Equipment

Property and Equipment

Property and equipment include office and laboratory equipment that is recorded at cost and depreciated using the straight-line method over the estimated useful lives of five to six years. No depreciation expense was recognized for the three and nine months ended September 30, 2022. Depreciation expense of $50 and $151 was recognized for the three and nine months ended September 30, 2021. Depreciation expense is classified in general and administrative expense in the accompanying consolidated statements of operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable. For long-lived assets to be held and used, the Company will recognize an impairment loss only if the carrying amount is not recoverable through its undiscounted cash flows and measure any impairment loss based on the difference between the carrying amount and estimated fair value. There were no such losses for the three and nine months ended September 30, 2022 and 2021.

Property and Equipment

Property and equipment include office and laboratory equipment that is recorded at cost and depreciated using the straight-line method over the estimated useful lives of five to six years. Depreciation expense of $151 and $201 was recognized for year ended December 31, 2021 and 2020, respectively. Depreciation expense is classified in general and administrative expense in the accompanying consolidated statements of operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable. For long-lived assets to be held and used, the Company will recognize an impairment loss only if the carrying amount is not recoverable through its undiscounted cash flows and measure any impairment loss based on the difference between the carrying amount and estimated fair value. There were no such losses for the year ended December 31, 2021 and 2020.

Derivative Financial Instruments

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates all of its financial instruments, including notes payable, to determine whether such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the consolidated statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s consolidated balance sheet.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates all of its financial instruments, including notes payable, to determine whether such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the consolidated statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s consolidated balance sheet.

Between January 2018 and January 2021, the Company entered into a series of notes that were determined to have embedded derivative instruments in the form of a contingent put option. The notes were recognized at the value of proceeds received after allocating issuance proceeds to the bifurcated contingent put option. The notes were subsequently measured at amortized cost using the effective interest method to accrete interest over their term to bring the notes’ initial carrying value to their principal balance at maturity. The bifurcated put option was initially measured at fair value and subsequently measured at fair value with changes in fair value recognized as a component of other expenses in the consolidated statements of operations (see Note 7). The notes and the contingent put option are classified as either long-term or short-term liabilities based on the maturity date of the related loan.

All outstanding derivative liabilities were settled in connection with the conversion of outstanding notes payable on June 30, 2021. Refer to Note 7 for details of the conversion.

Fair Value Measurement

Fair Value Measurement

ASC 820, Fair Value Measurements, (“ASC 820”) provides guidance on the development and disclosure of fair value measurements. Pursuant to ASC 820, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1:	Quoted prices in active markets for identical assets or liabilities.
Level 2:	Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.
Level 3:	Unobservable inputs which are supported by little, or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires significant judgments to be made by the Company.

As of September 30, 2022 and December 31, 2021, the recorded values of cash and cash equivalents, prepaid expenses, accounts payable, and accrued expenses and other liabilities approximate their fair values due to the short-term nature of these items.

2021 Notes

In 2021 the Company issued convertible notes with a face value of $15.9 million. The Company elected the fair value option to account for the convertible notes as it believes the fair value option provides users of the financial statements with greater ability to estimate the outcome of future events as facts and circumstances change, particularly with respect to changes in the fair value of the common stock underlying the conversion option and redemption feature. The fair value estimate of the 2021 Notes was based on a discounted cash flow model and a Monte Carlo model, which represent Level 3 measurements. Significant assumptions include the discount rate used in the discounted cash flow model and the expected premium for conversion used in the Monte Carlo model. Changes in the fair value of the notes are recognized in other income (expense) for each reporting period. Refer to Note 7 for details of the terms and conditions of the 2021 Notes.

2022 Notes

In July 2022 the Company issued convertible notes with a face value of $8.5 million. The 2022 Notes are accounted for under ASC 480 – Distinguishing Liabilities from Equity, due to share settlement features contained within the notes. As a result, the 2022 Notes are recorded as liabilities at fair value at the balance sheet date with changes in the fair value of the notes recognized in other income (expense) for each reporting period. The fair value estimate of the 2022 Notes was based on a discounted cash flow model and a Monte Carlo model, which represent Level 3 measurements. Significant assumptions include the discount rate used in the discounted cash flow model and the expected premium for conversion used in the Monte Carlo model. Refer to Note 7 for details of the terms and conditions of the 2022 Notes.

Warrants

In 2021 the Company issued liability classified warrants in connection with the issuance of the 2021 Notes. In 2022 the Company issued liability classified warrants in connection with the issuance of the 2022 Notes. The warrants were liability classified due to certain cash settlement features and included in “Other long-term liabilities” on the consolidated balance sheets. The Company uses a Black Scholes model to estimate the fair value of the warrants. Changes in the fair value of the warrants are recognized in other income (expense) for each reporting period. Refer to Note 8 for details of the warrants.

The following tables present assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheet as of September 30, 2022 and December 31, 2021.

	September 30, 2022
	Total	Level 1	Level 2	Level 3
Fair value of convertible notes	$8,586,102	$-	$-	$8,586,102
Liability classified warrants	1,414,829	-	-	1,414,829
Total	$10,000,931	$-	$-	$10,000,931

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Fair value of convertible note	$16,799,837	$-	$-	$16,799,837
Liability classified warrants	3,303,588	-	-	3,303,588
Total	$20,103,425	$-	$-	$20,103,425

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities:

	Total	Convertible notes	Liability classified warrants
Fair value, December 31, 2021	$20,103,425	$16,799,837	$3,303,588
Additions, net	12,217,371	8,480,000	3,737,371
Conversions	(14,133,750)	(14,133,750)	-
Change in fair value	(8,186,115)	(2,559,985)	(5,626,130)
Fair value, September 30, 2022	$10,000,931	$8,586,102	$1,414,829

Fair Value Measurement

ASC 820, Fair Value Measurements, (“ASC 820”) provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.

Level 3:	Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires significant judgments to be made by the Company.

As of December 31, 2021 and 2020, the recorded values of cash and cash equivalents, prepaid expenses, accounts payable, and accrued expenses and other liabilities approximate their fair values due to the short-term nature of these items.

2021 Notes

2021 Notes

On September 24 and November 5, 2021, the Company issued convertible notes with a face value of $5.3 million and $10.6 million, respectively. The Company elected the fair value option to account for the convertible notes as it believes the fair value option provides users of the financial statements with greater ability to estimate the outcome of future events as facts and circumstances change, particularly with respect to changes in the fair value of the common stock underlying the conversion option and redemption feature. The fair value estimate of the 2021 Notes was based on a discounted cash flow model and a Monte Carlo model, which represent Level 3 measurements. Significant assumptions include the discount rate used in the discounted cash flow model and the expected premium for conversion used in the Monte Carlo model. Changes in the fair value of the notes are recognized in other income (expense) for each reporting period. Refer to Note 7 for details of the terms and conditions of the 2021 Notes.

Convertible Notes Pre Business Combination (Contingent Put Option)

The carrying value of outstanding notes payable at December 31, 2020 approximates the estimated aggregate fair value as the embedded contingent put option is recognized at fair value and classified with the debt host. The put option allowed for certain notes payable to be converted into common stock, contingent upon completion of an equity financing transaction with gross proceeds above certain thresholds. The fair value estimate of the embedded put option was based on the probability-weighted discounted value of the put feature and represents a Level 3 measurement. Significant assumptions used to determine the fair value of the put feature include the estimated probability of exercise of the put option and the discount rate used to calculate fair value. The estimated probability of exercise is based on management’s expectation for future equity financing transactions. The discount rate is based on the weighted average effective yield of notes payable previously issued by the Company, adjusted for changes in market yields of healthcare sector CCC-rated debt. As of December 31, 2020, assumptions included a probability of exercise of the put option of 10% and a discount rate of 42.9%. As noted above, all outstanding derivative liabilities were settled upon the conversion of outstanding notes payable upon the consummation of the Business Combination. Refer to Note 7 for details of the conversion.

Warrants

Warrants

On September 24 and November 5, 2021, the Company issued liability classified warrants in connection with the issuance of the 2021 Notes. The warrants were liability classified due to certain cash settlement features and included in “Other long-term liabilities” on the consolidated balance sheets. The Company uses a Black Scholes model to estimate the fair value of the warrants. Changes in the fair value of the warrants are recognized in other income (expense) for each reporting period. Refer to Note 8.

The following tables present assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheet as of December 31, 2021 and 2020. As of December 31, 2021, all contingent put options, associated with the pre-combination convertible notes, were settled upon conversion of the notes at the closing of the Business Combination.

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Fair value of convertible note	$16,799,837	$-	$-	$16,799,837
Liability classified warrants	3,303,588			3,303,588
Total	$20,103,425	$-	$-	$20,103,425

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Contingent put option	$670,262	$-	$-	$670,262
Total	$670,262	$-	$-	$670,262

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

	December 31, 2021
	Total	Contingent put option	Convertible note	Liability classified warrants
Fair value, December 31, 2020	$670,262	$670,262	$-	$-
Additions	17,768,404	3,052	15,900,000	1,865,352
Conversions	(2,093,224)	-	(2,093,224)	-
Change in fair value	3,757,983	(673,314)	2,993,061	1,438,236
Fair value, December 31, 2021	$20,103,425	$-	$16,799,837	$3,303,588

Federal Grants

Federal Grants

In September 2018, the National Institutes of Health (“NIH”) through the National Institute on Drug Abuse awarded the Company a research and development grant related to the development of its MPARTM overdose prevention technology (the “MPAR Grant”). The total approved budget for the initial two-year period was approximately $5.4 million ($3.2 million and $2.2 million in years 1 and 2, respectively) of which the Company must contribute $1.1 million in the first year of the grant. In August 2019, the grant was amended such that the approved budget for the two-year period decreased to approximately $5.1 million ($2.1 million and $3.0 million in years 1 and 2, respectively). In June 2021, the Company received a Notice of Award for an additional $2.8 million of funding in year 3 under the MPAR Grant beginning July 1, 2021. In June 2022, the Company received a Notice of Award for an additional $2.8 million of funding in year 4 under the MPAR Grant from July 1, 2022 through June 30, 2023. This brings total funding under this grant to approximately $10.8 million.

In September 2019, the NIH/National Institute on Drug Abuse awarded the Company a research and development grant related to the development of its TAAP/MPARTM abuse deterrent technology for Opioid Use Disorder (“OUD”) (the “OUD Grant”). The total approved budget was approximately $5.4 million and the current grant period ends in August 2023.

The Company recognizes revenue when costs related to the grants are incurred. The Company believes this policy is consistent with the overarching premise in Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”), applied by analogy, to ensure that it recognizes revenues to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services, even though there is no “exchange” as defined in ASC 606. The Company believes the recognition of revenue as costs are incurred and reimbursable amounts become due is analogous to the concept of transfer of control of a service over time under ASC 606.

The revenue recognized under the MPAR Grant and OUD Grant was as follows:

	Three Months Ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
MPAR	$206,290	$1,119,312	$710,761	$1,246,424
OUD	73,061	81,504	379,159	649,483
Total	$279,351	$1,200,816	$1,089,920	$1,895,907

Amounts requested or eligible to be requested through the NIH payment management system, but for which cash has not been received, are presented as an unbilled receivable on the Company’s consolidated balance sheet. As all amounts are expected to be remitted timely, no valuation allowances are recorded.

Federal Grants

In September 2018, the National Institutes of Health (“NIH”) through the National Institute on Drug Abuse awarded the Company a research and development grant related to the development of its MPARTM overdose prevention technology (the “MPAR Grant”). The total approved budget for the initial two-year period was approximately $5.4 million ($3.2 million and $2.2 million in years 1 and 2 respectively) of which the Company must contribute $1.1 million in the first year of the grant. In August 2019, the grant was amended such that the approved budget for the two-year period decreased to approximately $5.1 million ($2.1 million and $3.0 million in years 1 and 2, respectively). In June 2021, the Company received a Notice of Award for an additional $2.8 million of funding in year 3 under the MPAR Grant beginning July 1, 2021.

In September 2019, the NIH/National Institute on Drug Abuse awarded the Company a second research and development grant related to the development of its TAAP/MPARTM abuse deterrent technology for Opioid Use Disorder (the “OUD Grant”). The total approved budget for the two-year period was approximately $5.4 million.

The Company recognizes revenue when costs related to the grants are incurred. The Company believes this policy is consistent with the overarching premise in Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”), applied by analogy, to ensure that it recognizes revenues to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services, even though there is no “exchange” as defined in ASC 606. The Company believes the recognition of revenue as costs are incurred and amounts become due is analogous to the concept of transfer of control of a service over time under ASC 606.

The revenue recognized under the MPAR Grant and OUD Grant was as follows:

	December 31,
	2021	2020
MPAR	$2,646,579	$3,037,234
OUD	884,620	893,975
Total	$3,531,199	$3,931,209

Amounts requested or eligible to be requested through the NIH payment management system, but for which cash has not been received, are presented as an unbilled receivable on the Company’s consolidated balance sheet. As all amounts are expected to be remitted timely, no valuation allowances are recorded.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

Research and Development Costs

Research and Development Costs

The Company’s research and development expenses consist primarily of third-party research and development expenses, consulting expenses, animal and clinical studies, and any allocable direct overhead, including facilities and depreciation costs, as well as salaries, payroll taxes, and employee benefits for those individuals directly involved in ongoing research and development efforts. Research and development expenses are charged to expense as incurred. Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the goods or services are received.

Research and Development Costs

The Company’s research and development expenses consist primarily of third-party research and development expenses, consulting expenses, animal and clinical studies, and any allocable direct overhead, including facilities and depreciation costs, as well as salaries, payroll taxes, and employee benefits for those individuals directly involved in ongoing research and development efforts. Research and development expenses are charged to expense as incurred. Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the goods or services are received.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of personnel costs associated with the Company’s executive, finance, human resources, compliance, and other administrative personnel, as well as accounting and legal professional services fees.

General and Administrative Expenses

General and administrative expenses consist primarily of personnel costs associated with the Company’s executive, finance, human resources, compliance, and other administrative personnel, as well as accounting and legal professional services fees.

Stock-based Compensation

Stock-based Compensation

The Company expenses stock-based compensation over the requisite service period based on the estimated grant-date fair value of the awards using a graded amortization approach. The Company accounts for forfeitures as they occur.

The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. For the three and nine months ended September 30, 2022 and 2021, stock-based compensation costs are recorded in general and administrative expenses and research and development expenses in the consolidated statements of operations.

From time-to-time equity classified awards may be modified. On the modification date, the Company estimates the fair value of the awards immediately before and immediately after modification. The incremental increase in fair value is recognized as expense immediately to the extent the underlying equity awards are vested and over the same remaining amortization schedule as the unvested underlying equity awards.

Stock-based Compensation

The Company expenses stock-based compensation over the requisite service period based on the estimated grant-date fair value of the awards using a graded amortization approach. The Company accounts for forfeitures as they occur.

The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. For the year ended December 31, 2021 and 2020, stock-based compensation costs are recorded in general and administrative expenses in the consolidated statements of operations.

From time-to-time equity classified awards may be modified. On the modification date, the Company estimates the fair value of the awards immediately before and immediately after modification. The incremental increase in fair value is recognized as expense immediately to the extent the underlying equity awards are vested and on a straight-line basis over the same remaining amortization schedule as the unvested underlying equity awards.

Income Taxes

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

Earnings per Share

Earnings per Share

The basic earnings per share is calculated by dividing the Company’s net income or loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. The diluted earnings per share is calculated by dividing the Company’s net earnings attributable to common stockholders by the diluted weighted average number of common shares outstanding during the period, determined using the treasury stock method and the average stock price during the period. A reconciliation of the numerators and denominators of the basic and diluted earnings per share calculations follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss attributable to common stockholders	$(9,897,612)	$(17,163,526)	$(19,563,588)	$(19,046,801)

Denominator:
Weighted average shares outstanding, basic and diluted	1,928,727	1,212,791	1,666,253	937,764

Net loss per share attributable to common stockholders, basic and diluted	$(5.13)	$(14.15)	$(11.74)	$(20.31)

The following weighted average shares have been excluded from the calculations of diluted weighted average common shares outstanding because they would have been anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Stock options	350,995	222,203	328,538	225,833
Warrants	1,421,306	1,000,953	1,177,247	335,531
Total	1,772,301	1,223,156	1,505,785	561,364

Earnings per Share

The basic earnings per share is calculated by dividing the Company’s net income or loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. The diluted earnings per share is calculated by dividing the Company’s net earnings attributable to common stockholders by the diluted weighted average number of common shares outstanding during the period, determined using the treasury stock method and the average stock price during the period. A reconciliation of the numerators and denominators of the basic and diluted earnings per share calculations follows :

	December 31,
	2021	2020
Numerator:
Net income (loss) attributable to common stockholders	$(29,886,851)	$56,770

Denominator:
Weighted average shares outstanding, basic	1,008,227	788,437
Weighted average dilutive stock options	-	36,933
Weighted average shares outstanding, diluted	1,008,227	825,370

Net income (loss) per share attributable to common stockholders, basic	$(29.64)	$0.07
Net income (loss) per share attributable to common stockholders, diluted	$(29.64)	$0.07

The following weighted average shares have been excluded from the calculations of diluted weighted average common shares outstanding because they would have been anti-dilutive:

	December 31,
	2021	2020
Stock options	224,915	182,015
Warrants	513,688	988
Total	738,603	183,003

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The guidance is effective for fiscal years beginning after December 31, 2021 and interim periods within that year. On January 1, 2022, the Company adopted ASU 2019-12 and the adoption did not have a significant impact on the consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Topic 470) to address issues identified as a result of the complexity with applying GAAP for certain financial instruments with characteristics of liabilities and equity. The FASB decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock, resulting in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Certain types of convertible instruments will continue to be subject to separation models: (a) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (b) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. For convertible instruments, the contracts primarily affected are those with beneficial conversions or cash conversion features as the accounting models for those specific features have been removed. For contracts in an entity’s own equity, the contracts primarily affected are freestanding instruments and embedded features that are accounted for as derivatives due to a failure to meet the settlement conditions of the derivatives scope exceptions. The FASB simplified the settlement assessment by removing the requirements to (a) consider whether the contract would be settled in registered shares, (b) to consider whether collateral is required to be posted, and (c) assess shareholder rights. The FASB also decided to enhance information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023 and early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. Entities must adopt the guidance as of the beginning of its annual fiscal year and a modified retrospective or fully retrospective transition approach is permitted. The Company is evaluating the impact of ASU 2020-06 on the consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (A Consensus of the FASB Emerging Issues Task Force (the “EITF”)) – to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The guidance in the ASU requires the issuer to treat a modification of an equity-classified warrant that does not cause the warrant to become liability-classified as an exchange of the original warrant for a new warrant. This guidance applies whether the modification is structured as an amendment to the terms and conditions of the warrant or as termination of the original warrant and issuance of a new warrant. Under the amendments, an issuer should measure the effect of a modification as the difference between the fair value of the modified warrant and the fair value of that warrant immediately before modification. The EITF concluded that the recognition of the modification depends on the nature of the transaction in which a warrant is modified. If there is more than one element in a transaction (for example, if the modification involves both a debt modification and an equity issuance), then the guidance requires the issuer to allocate the effect of the option modification to each element. On January 1, 2022, the Company adopted ASU 2021-04 and the adoption did not have a significant impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The guidance is effective for fiscal years beginning after December 31, 2021 and interim periods within that year. Early adoption is permitted. The Company is evaluating the impact of ASU 2019-12 on the consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Topic 470) to address issues identified as a result of the complexity with applying GAAP for certain financial instruments with characteristics of liabilities and equity. The FASB decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock, resulting in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Certain types of convertible instruments will continue to be subject to separation models: (a) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (b) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. For convertible instruments, the contracts primarily affected are those with beneficial conversions or cash conversion features as the accounting models for those specific features have been removed. For contracts in an entity’s own equity, the contracts primarily affected are freestanding instruments and embedded features that are accounted for as derivatives due to a failure to meet the settlement conditions of the derivatives scope exceptions. The FASB simplified the settlement assessment by removing the requirements to (a) consider whether the contract would be settled in registered shares, (b) to consider whether collateral is required to be posted, and (c) assess shareholder rights. The FASB also decided to enhance information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023 and early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. Entities must adopt the guidance as of the beginning of its annual fiscal year and a modified retrospective or fully retrospective transition approach is permitted. The Company is evaluating the impact of ASU 2020-06 on the consolidated financial statements.

Immaterial Correction of an Error Adjusted in Prior Quarter

Immaterial Correction of an Error Adjusted in Prior Quarter

In August 2022, the Company concluded that due to an error in the measurement of the unbilled receivable and the associated grant revenue as of December 31, 2021, and March 31, 2022, the June 30, 2022, balance sheet would be adjusted. The change resulted in a decrease in the balance of the unbilled receivable of $214,308 as of June 30, 2022 and a corresponding increase in general and administrative expense presented in the consolidated statement of operations for the three months ended June 30, 2022.

The Company, in consultation with the Audit Committee of the Board of Directors, evaluated the effect of these adjustments on the Company’s consolidated financial statements under ASC 250, Accounting Changes and Error Corrections and Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements and determined it was not necessary to recall its previously issued consolidated financial statements as the errors did not materially misstate any previously issued consolidated financial statements and the correction of the error in the current fiscal year is also not material. The Company looked at both quantitative and qualitative characteristics of the required corrections in making the determination.